Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity [Table Text Block]

	2015			2014			2013
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	206,463	$26.74		219,540	$26.64		225,670	$26.27
Granted	14,500	28.55		12,500	29.08		28,600	27.07
Exercised	(16,859)	26.19		(25,577)	27.05		(24,127)	23.83
Forfeited	(9,583)	27.02		-	-		(10,603)	28.92

Outstanding, end of year	194,521	$26.91	$362,754	206,463	$26.74	$477,640	219,540	$26.64	$146,970

Exercisable, end of year	180,021	$26.78	$359,854	193,963	$26.59	$477,640	190,940	$26.58	$146,900

Schedule of Fair Value Assumptions [Table Text Block]

	Years Ended December 31,
	2015	2014	2013
Dividend yield	3.77%	3.57%	3.49%
Expected life	10 years	10 years	10 years
Expected volatility	24.35%	24.97%	25.91%
Risk-free interest rate	2.28%	2.17%	3.01%
Weighted average fair value of options granted	$4.89	$5.30	$5.72

Schedule of Outstanding Stock Options [Table Text Block]

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	16,174	27.62	0.3	16,174	27.62
	15,400	28.64	1.0	15,400	28.64
	15,400	28.41	2.0	15,400	28.41
	15,400	25.00	3.0	15,400	25.00
	14,397	25.99	4.0	14,397	25.99
	1,100	24.44	4.2	1,100	24.44
	18,700	25.25	5.0	18,700	25.25
	22,200	24.97	6.0	22,000	24.97
	23,100	27.05	7.0	23,100	27.05
	1,100	27.55	7.0	1,100	27.55
	2,000	28.95	7.7	2,000	28.95
	23,250	26.90	8.0	23,250	26.90
	12,000	29.08	9.0	12,000	29.08
	14,500	28.55	10.0	-	-
Total	194,521			180,021

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

	2015		2014
		Weighted-Average		Weighted-Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Non-vested, beginning of year	9,300	$29.08	-	$0.00
Granted	6,650	28.55	9,300	29.08
Vested	(1,860)	29.08	-	-
Forfeited	(280)	29.08	-	-
Non-vested at December 31	13,810	$28.82	9,300	$29.08